Note 15 - Long Term Debt and Financial Instruments Carried at Fair Value (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Debt [Table Text Block]
	December 31,
	2019	2018
France term loan	351	526
Japanese term loan (YEN)	617	628
Germany term loan	438	632
Italy term loan	-	27
Malaysia term loan	13	17
Total long term debt	1,420	1,830
Less current portion	(462)	(491)
Total long-term portion	957	1,339

Schedule of Long-term Debt Instruments [Table Text Block]
	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP Technomed Co. Ltd	80,000,000	August 2, 2026	1.98%	Monthly instalment

EDAP Technomed Co. Ltd	40,000,000	April 15, 2020	2.91%	Monthly instalment
	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP Technomed Co. Ltd	80,000,000	November 30, 2025	1.98%	Monthly instalment
	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	450,000	November 30, 2020	2.49%	Monthly instalment
	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	136,500	December 31, 2022	2.25%	Monthly instalment
	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TMS GMBH	400,000	April 30, 2023	2.40%	Monthly instalment
	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TMS FRANCE	700,000	October 16, 2021	0.40%	Quarterly instalment
	Initial Amount	Maturity	Fixed Interest rate	Frequency of principal payments
EDAP TECHNOMED SDN BHD	90,000	July 31, 2022	4.64%	Monthly instalment

Contractual Obligation, Fiscal Year Maturity [Table Text Block]
2020	462
2021	384
2022	208
2023	122
2024 and thereafter	243
Total	1,420